FIXED INCOME ORIENTED | Macquarie Core Plus Bond Portfolio
Macquarie Core Plus Bond Portfolio
What is the Portfolio’s investment objective?
Macquarie Core Plus Bond Portfolio seeks maximum long-term total return, consistent with reasonable risk.
What are the Portfolio’s fees and expenses?
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Annual portfolio operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	FIXED INCOME ORIENTED Macquarie Core Plus Bond Portfolio DPT CLASS
Management fees	0.43%
Distribution and service (12b-1) fees	none
Other expenses	0.17%
Total annual portfolio operating expenses	0.60%
Fee waivers and expense reimbursements	(0.15%)	[1]
Total annual portfolio operating expenses after fee waivers and expense reimbursements	0.45%
[1]	The Portfolio's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual portfolio operating expenses from exceeding 0.45% of the Portfolio's average daily net assets from Feb. 28, 2018 through Feb. 28, 2019. These waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 year	3 years	5 years	10 years
FIXED INCOME ORIENTED | Macquarie Core Plus Bond Portfolio | DPT CLASS | USD ($)	46	177	320	736

Portfolio turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 162% of the average value of its portfolio.

What are the Portfolio’s principal investment strategies?

The Portfolio allocates its investments principally among the following three sectors of the fixed income securities markets: the US investment grade sector, the US high yield sector, and the international sector. Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities (80% Policy). The Portfolio’s 80% Policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

The Manager will determine how much of the Portfolio to allocate to each of the three sectors, based on its evaluation of economic and market conditions and its assessment of the returns and potential for appreciation that can be achieved from investments in each of the three sectors. The Manager will periodically reallocate the Portfolio’s assets, as deemed necessary. The relative proportion of the Portfolio’s assets to be allocated among sectors is described below.

●	US investment grade sector Under normal circumstances, between 50% and 100% of the Portfolio’s total assets will be invested in the US investment grade sector. In managing the Portfolio’s assets allocated to the US investment grade sector, the Manager will invest principally in debt obligations issued or guaranteed by the US government, its agencies, or instrumentalities, and by US corporations. The corporate debt obligations in which the Portfolio may invest include bonds, notes, debentures, and commercial paper of US companies. The US government securities in which the Portfolio may invest include a variety of securities that are issued or guaranteed as to the payment of principal and interest by the US government, and by various agencies or instrumentalities that have been established or sponsored by the US government.

The US investment grade sector of the Portfolio’s assets may also be invested in mortgage-backed securities (MBS) issued or guaranteed by the US government, its agencies, or instrumentalities or by government-sponsored corporations. Other MBS in which the Portfolio may invest are issued by certain private, nongovernment entities. Subject to the quality limitations, the Portfolio may also invest in securities that are backed by assets such as receivables on home equity and credit card loans, automobile, mobile home, recreational vehicle, and other loans, wholesale dealer floor plans, and leases.

Securities purchased by the Portfolio within this sector will be rated in one of the four highest rating categories or will be unrated securities that the Manager determines are of comparable quality.

●	US high yield sector Under normal circumstances, up to 30% of the Portfolio’s total assets will be allocated to the high yield sector. The Manager will invest the Portfolio’s assets that are allocated to the high yield sector primarily in those securities having a liberal and consistent yield and those tending to reduce the risk of market fluctuations. The Portfolio may invest in corporate debt obligations, including, notes, which may be convertible or nonconvertible, commercial paper, units consisting of bonds with stock or warrants to buy stock attached, debentures, convertible debentures, zero-coupon bonds, and PIK securities.

The Portfolio will invest in both rated and unrated bonds. The rated bonds that the Portfolio may purchase in this sector will generally be rated lower than BBB- by S&P, Baa3 by Moody’s, or similarly rated by another NRSRO.

●	International sector The Portfolio may invest up to 30% of its total assets in the international sector. The international sector invests primarily in fixed income securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in foreign countries. These fixed income securities include foreign government securities, debt obligations of foreign companies, and securities issued by supranational entities. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the International Bank for Reconstruction and Development (more commonly known as the World Bank), the European Economic Community, the European Investment Bank, the Inter-American Development Bank, and the Asian Development Bank.

The Portfolio may invest in securities issued in any currency and may hold foreign currencies. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units, such as the euro. The Portfolio may, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of Portfolio transactions and to minimize currency value fluctuations. Currency considerations carry a special risk for the Portfolio to the extent that it allocates a significant portion of its assets to foreign securities.

The Portfolio will invest in both rated and unrated foreign securities. It may purchase securities of issuers in any foreign country, developed and underdeveloped. These investments may include direct obligations of issuers located in emerging markets countries.

The Portfolio’s total non-US dollar currency exposure will be limited, in aggregate, to no more than 10% of net assets, and the Portfolio’s investments in emerging markets securities will be limited to no more than 15% of the Portfolio’s net assets.

The Portfolio may hold a substantial portion of its assets in cash or short-term fixed income obligations in unusual market conditions to meet redemption requests, for temporary defensive purposes, and pending investment. The Portfolio may also use a wide range of derivatives instruments, typically including options, futures contracts, options on futures contracts, and swaps. The Portfolio will use derivatives for both hedging and nonhedging purposes. For example, the Portfolio may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return; and index swaps to enhance return or to effect diversification. The Portfolio will not use derivatives for reasons inconsistent with its investment objective.

What are the principal risks of investing in the Portfolio?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio. The Portfolio’s principal risks include:

Risk	Definition
Market risk	The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.
Credit risk	The risk that an issuer of a debt security, including a governmental issuer, or an entity that insures a bond may be unable to make interest payments and/or repay principal in a timely manner.
Interest rate risk	The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.
Bank loans and other direct indebtedness risk	The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.
Prepayment risk	The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.
High yield risk	The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.
Foreign risk	The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.
Foreign government/ supranational securities risk	The risk that a foreign government or government-related issuer may be unable to make timely payments on its external debt obligations.
Derivatives risk	Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a portfolio may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
Leveraging risk	The risk that certain portfolio transactions, such as reverse repurchase agreements, short sales, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivatives instruments, may give rise to leverage, causing a portfolio to be more volatile than if it had not been leveraged, which may result in increased losses to the portfolio.
Liquidity risk	The possibility that securities cannot be readily sold within seven calendar days at approximately the price at which a portfolio has valued them.
Active management and selection risk	The risk that the securities selected by a portfolio’s management will underperform the markets, the relevant indices, or the securities selected by other portfolios with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Portfolio is governed by US laws and regulations.

How has Macquarie Core Plus Bond Portfolio performed?

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Portfolio’s most recently available month-end performance by calling 800 231-8002 or by visiting our website at macquarie.com/investment-management/institutional.

Calendar year-by-year total return (Macquarie Core Plus Bond Portfolio)

During the periods illustrated in this bar chart, Macquarie Core Plus Bond Portfolio’s highest quarterly return was 9.22% for the quarter ended Sept. 30, 2009 and its lowest quarterly return was -2.84% for the quarter ended June 30, 2013.

Average annual total returns for periods ended December 31, 2017
Average Annual Total Returns - FIXED INCOME ORIENTED - Macquarie Core Plus Bond Portfolio	1 Year	5 Years	10 Years
DPT CLASS	4.91%	2.45%	5.30%
DPT CLASS | After Taxes on Distributions	3.57%	1.37%	3.80%
DPT CLASS | After Taxes on Distributions and Sales	2.78%	1.37%	3.52%
Bloomberg Barclays US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	3.54%	2.10%	4.01%

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes.